Condensed financial information of the Company (Condensed Statements of Cash Flows) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 79,462,680	$ 66,481,585	$ 48,496,365
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	324,612	(2,234,635)	1,691,897
Stock based compensation expense	7,828,255	3,774,826	2,736,313
Amortization of deferred charges	7,732,038	2,378,767	1,620,695
Loss on extinguishment of debt	12,123,750	0	9,848,931
Other deposits and prepayments	(258,358,536)	(114,766,016)	(48,556,579)
Other current assets	326,254	656,158	(138,513)
Other payable and accrued liabilities	101,375,219	38,869,980	842,663
Payroll and welfare payables	(2,073,425)	5,791,340	(1,142,361)
Net cash used in operating activities	(159,881,300)	(4,535,075)	(884,314,436)
Cash flows from financing activities:
Proceeds from short-term bank loans	203,622,120	584,233,410	483,446,420
Repayments of short-term bank loans	(444,479,915)	(576,757,761)	(63,657,978)
Proceeds from other long-term debts	612,307,593	485,351,457	175,592,700
Repayment of other long-term debts	(369,338,675)	(17,854,351)	(122,973,761)
Purchase of treasury shares	(29,688,648)	(3,349,172)	(17,610,787)
Dividends to shareholders	(20,545,257)	(14,751,703)	(15,288,919)
Deferred charges	(10,725,482)	(3,104,812)	(10,649,965)
Purchase of shares under RSU plan	(4,003,999)	(3,259,998)	(7,042,725)
Loss on extinguishment of debt	(12,123,750)	0	(9,848,931)
Proceeds from exercise of stock options	1,454,020	48,400	1,080,530
Net cash provided by financing activities	375,230,167	306,282,098	455,065,629
Cash and cash equivalents, at beginning of year	387,528,092	140,494,754	587,119,126
CASH AND CASH EQUIVALENTS, AT END OF YEAR	578,244,378	387,528,092	140,494,754
Parent Company [Member]
Cash flows from operating activities:
Net income	72,977,548	66,482,107	48,515,730
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(170,106,573)	(135,356,276)	(124,450,842)
Stock based compensation expense	7,085,958	3,326,175	1,912,471
Amortization of deferred charges	7,067,935	2,378,767	1,620,695
Loss on extinguishment of debt	12,123,750	0	9,848,931
Other deposits and prepayments	2,389,045	(615,013)	10,916,056
Other current assets	2,320	233,446	45,434
Other payable and accrued liabilities	3,679,102	(521,582)	(737,739)
Payroll and welfare payables	119,168	0	(5,149,011)
Net cash used in operating activities	(64,661,747)	(64,072,376)	(57,478,275)
Cash flows from financing activities:
Changes in due from a subsidiary	181,515,577	(6,809,170)	(140,334,182)
Proceeds from short-term bank loans	0	207,805,203	130,024,345
Repayments of short-term bank loans	(146,208,974)	(115,603,302)	(35,000,000)
Proceeds from long-term bank loans	23,250,000	0	0
Proceeds from other long-term debts	300,000,000	0	0
Repayment of other long-term debts	(186,164,616)	0	(75,761,009)
Purchase of treasury shares	(29,688,648)	(3,349,172)	(17,610,787)
Dividends to shareholders	(20,545,257)	(14,751,704)	(15,288,919)
Deferred charges	(7,621,208)	(3,104,812)	0
Purchase of shares under RSU plan	(4,003,999)	(3,259,998)	(7,042,725)
Loss on extinguishment of debt	(12,123,750)	0	(9,848,931)
Proceeds from exercise of stock options	1,454,020	48,400	1,080,530
Net cash provided by financing activities	99,863,145	60,975,445	(169,781,678)
Net (decrease)/increase in cash and cash equivalents	35,201,398	(3,096,931)	(227,259,953)
Cash and cash equivalents, at beginning of year	1,295,835	4,392,766	231,652,719
CASH AND CASH EQUIVALENTS, AT END OF YEAR	$ 36,497,233	$ 1,295,835	$ 4,392,766